Other Non-current Assets	12 Months Ended
Dec. 31, 2019
Text Block Abstract
Other Non-current Assets
10.	OTHER NON-CURRENT ASSETS
Other
 non-current
 assets consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
Convertible bond	675,334	757,864	108,860
Warrant	36,375	31,393	4,509
Operating lease right-of-use assets	—	81,055	11,643
Others	21,096	4,219	606

	732,805	874,531	125,618

Fair value change of the warrant was nil, RMB
11,017
and RMB
5,442
(US$
782
) for the years ended December 31, 2017, 2018 and 2019, respectively.
In June 2018, the Company entered into a definitive agreement with TTP Car Inc., or TTP, a company operating an online auction platform for used automobiles, pursuant to which the Company made an investment in TTP in the form of a three year convertible bond, with an annual 8% compound interest rate, in an aggregate principal amount of US$100,000 in cash. The transaction was successfully consummated in June 2018. The Company was granted the right (“warrant”), not the obligation to purchase an additional 8.0% convertible bond in an aggregate principal amount of US$65 million to be issued by TTP upon the Company’s request from time to time within three years
after the consummation of transaction in June 2018. The conversion feature does not meet the definition of derivative and the put option (redemption right) was considered as embedded derivatives that does not meet the criteria to be bifurcated and accounted for together with the convertible bond itself. The warrant for the subscription of additional convertible bond was considered as a freestanding financial instrument and was accounted for at fair value with the change in fair value recognized in earnings.
To estimate the fair value of the warrant, Black-Scholes Option Pricing Model was used in the valuation, with the following assumptions:

	December 31, 2018	December 31, 2019
Risk-free interest rate	2.5%	1.6%
Exercise price	US$65,000	US$65,000
Dividend yield	0.00%	0.00%
Expected time to exercise (years)	2.4	1.4
Asset volatility	25.0%	28.0%